UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 FMC Select Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-362-4099

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.
--------------------------------------------------------------------------------

                                 FMC SELECT FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 2003


ADVISED BY:
FIRST MANHATTAN CO.
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Select Fund (the "Fund") had a total return of 16.79% for the year ended October 31, 2003. The Fund slightly underperformed the 17.77% average total return of its peer group, the Lipper Flexible Portfolio Funds Index, and the 17.74% total return of its benchmark, which is an 80% weighting of the S&P 500 Index and a 20% weighting of the Merrill Lynch Corporate & Government Index of one to ten year maturities. As of October 31, 2003, 76% of the Fund's net assets were invested in equities (including convertible securities), within the targeted equity allocation of 75-85%. The remaining assets were in medium term, fixed income instruments and cash equivalents.

In our past three letters to you, we stated "If another "bubble" emerges within one or more major market segments, we would probably underperform the broader indices, as we did in 1999." Many parts of the technology segment are experiencing rapid price appreciation and, as predicted, we have underperformed. Interestingly, this bubble has many similarities to the prior one, in that they are both tech driven and oblivious to fundamentals. In the year ended October 31, 2003, the top three performing sub-segments were internet software and services (+193%), communications equipment (+82%) and semiconductors and semiconductor equipment manufacturing (+78%). As for the fundamentals, even if 2004 consensus earnings estimates are actually met, each of these sub-segments will still have a mediocre average return-on-equity of between 3% and 7%, and will be selling at over 40X estimated 2004 earnings (after excluding the numerous constituent companies that are estimated to continue losing money). By contrast, the equity portion of the Fund has a 28% return-on-equity for the trailing four quarters, is selling at 14X estimated 2004 earnings (with no need to exclude any holdings because every business in the portfolio has a multi-year history of proven profitability) and, unsurprisingly, has no holdings in the three hottest sub-segments.

We want to reiterate that, as value-oriented investors, we examine many measurements to determine the value of the businesses that we analyze and own. "Earnings yield," which measures how much net income a business generates relative to its price, is one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials and the yield available from the 30-year U.S. Treasury. As of October 31, 2003, the equity portion of the portfolio had an earnings yield of 7.1%, a 29% premium to the 5.5% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was also above the 5.1% yield available on the 30-year U.S. Treasury. However, while the interest coupon paid on the 30-year U.S. Treasury will not grow, the portfolio's earnings are estimated to increase by 61% over the next five years, which would increase the earnings yield at that time to 11.4% based on current prices.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.
--------------------------------------------------------------------------------
                                   FMC SELECT FUND       S&P INDUSTRIALS INDEX
                                   ---------------       ---------------------
QUALITY
------
Return-on-Equity (ROE) [1]               28%                      13%
Period Needed to Retire
   Debt from Free Cash Flow [2]        2 Years                 10 Years
Estimated Annual EPS Growth
   for 2004-2009                         10%                      8%
VALUATION
--------
2004 Estimated Price/Earnings           14.0X                    18.3X

-----------------------------------------------------------------------------

[1] ROE is based on net income for the trailing four quarters ended 9/30/03 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the portfolio's heavy skewing towards businesses with franchises we think are significantly less dependent on the business cycle than those in the S&P, it is anticipated that the portfolio's "ROE advantage" relative to the S&P would expand in a recession.

[2] Free cash flow is defined for this purpose as net income plus depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.

Since we last reported to you, the Fund established a position in Oxford Health Plans (OHP), a managed care organization (MCO) in the New York metropolitan area with 1.6 million members. OHP has a return-on-equity of over 30%, a balance sheet with no net debt and over $500 million of net working capital, and industry-leading operating margins of over 9%. OHP has established a reputation as the MCO with the highest quality network in its market, having over twice as many of the "best doctors" (as defined in several New York metropolitan surveys) as its next two significant competitors combined.

OHP focuses primarily on small and middle market customers, deliberately avoiding the hotly contested bids for large accounts; these bids often carry the "winner's curse", as the low bidder discovers that the business was underpriced and contends with the subsequent rising medical loss ratios. OHP's strategy of differentiation by superior quality has made it the MCO of choice among Manhattan's professional service organizations, has afforded OHP a slight pricing premium, has created high barriers to entry and has led to a client retention rate currently in the mid-to-high 80% range.

OHP's limited capital needs, industry-leading margins and the short period between medical services being rendered and claims being paid results in significant free cash flow and suggests high earnings quality. Management has been prudent in its deployment of OHP's significant free cash flow, avoiding the large, high-priced acquisitions that other MCOs have been making, instead returning surplus capital to shareholders via share repurchases and dividends. OHP repurchased almost 3% of shares outstanding in the most recent quarter and also initiated a dividend of ten cents per quarter. We were able to purchase OHP at a price that equates to a free cash flow yield of over 8%.

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence.

Sincerely yours,



/s/Bernard Groveman          /s/William McElroy              /s/A. Byron Nimocks
Equity Manager               Fixed Income Manager            Equity Manager

                                 TOTAL RETURN(1)
                     Annualized     Annualized       Annualized
      One Year         3 Year         5 Year        Inception to
       Return          Return         Return           Date(2)
       16.79%           8.26%         10.90%           15.11%

   Comparison of Change in the Value of a $10,000 Investment in the FMC Select
      Fund versus the S&P 500 Composite Index, the Merrill Lynch 1-10 Year Corporate/Government Bond Index, and an 80/20 Blend of the Referenced S&P
                              and Merrill Indices

[Line Graphic Omitted] Plot points as follows:

                                   80/20 Hybrid
                         FMC       of the above
                       Select        S&P and
                         Fund     Merrill Indices

    5/31/95             10,000        10,000
   10/31/95             10,844        10,875
   10/31/96             13,445        13,078
   10/31/97             17,547        16,614
   10/30/98             19,268        19,902
   10/31/99             22,771        23,972
   10/31/00             25,479        25,496
   10/31/01             27,346        20,907
   10/31/02             27,677        18,641
   10/31/03             32,324        21,948

                                                       Merrill
                        FMC          S&P 500        1-10 Year Corp/
                       Select         Index           Government
                        Fund           Fund             Index

    5/31/95            10,000         10,000           10,000
   10/31/95            10,844         11,006           10,353
   10/31/96            13,445         13,658           10,948
   10/31/97            17,547         18,044           11,781
   10/30/98            19,268         22,011           12,864
   10/31/99            22,771         27,662           12,981
   10/31/00            25,479         29,346           13,827
   10/31/01            27,346         22,039           15,796
   10/31/02            27,677         18,709           16,735
   10/31/03            32,324         22,600           17,601


(1) The data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, Fund shares may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not include any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) The FMC Select Fund commenced operations on May 8, 1995. The performance reflected in the graph begins at the end of the month operations commenced.
(3) The S&P 500 Composite Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(4) The Merrill 1-10 Year Corporate/Government Bond Index is an index that tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. domestic bond market which have greater than 1 year and less than 10 years to maturity, excluding collateralized products such as Mortgage Pass-Through and Asset Backed securities.

{Pie Chart Omitted} Plot points are as follows:

                            Portfolio Composition(5)
                              FMC Select Pie Chart

   U.S. Treasury Obligations                    10.7%
   Banks                                         8.9%
   Media                                         8.3%
   Health Care                                   7.9%
   Corporate Obligations                         7.4%
   Retail                                        7.1%
   Food, Beverage & Tobacco                      6.4%
   Medical Products & Services                   5.8%
   Information Services                          5.1%
   Pharmaceuticals                               4.8%
   Consumer Products                             4.6%
   Diversified Operations                        3.6%
   Telephone & Telecommunications                3.2%
   Foreign Stock                                 3.1%
   U.S. Government Agency Obligations            2.6%
   Insurance                                     2.5%
   Convertible Bonds                             2.1%
   Energy Services                               2.1%
   Commercial Mortgage Obligations               1.3%
   Equipment Trust Obligations                   0.9%
   Professional Services                         0.7%
   Other Asset Backed Obligations                0.5%
   Utilities                                     0.3%
   Deposit Note                                  0.1%
   Warrants                                      0.0%

(5) Portfolio composition percentages are based upon the total investments of the Fund.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND

October 31, 2003




                                                                         Market
                                                                          Value
                                                           Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK (71.1%)
BANKS (8.9%)
   Bay View Capital* ...................................  768,500      $  4,673
   Compass Bancshares ..................................   19,050           720
   North Fork Bancorporation ...........................  141,700         5,523
   TF Financial ........................................   32,000         1,058
   US Bancorp ..........................................   65,000         1,769
   Washington Mutual ...................................  110,396         4,830
                                                                       --------
                                                                         18,573
                                                                       --------
CONSUMER PRODUCTS (4.5%)
   Kimberly-Clark ......................................   93,600         4,943
   Unilever ADR ........................................  132,400         4,528
                                                                       --------
                                                                          9,471
                                                                       --------
DIVERSIFIED OPERATIONS (3.6%)
   Berkshire Hathaway, Cl A* ...........................       41         3,190
   Berkshire Hathaway, Cl B* ...........................    1,631         4,228
                                                                      --------
                                                                          7,418
                                                                       --------
ENERGY SERVICES (2.1%)
   Nabors Industries* ..................................  114,400         4,324
                                                                       --------
FOOD, BEVERAGE & TOBACCO (6.3%)
   Del Monte Foods* ....................................  498,600         4,742
   McCormick ...........................................  176,300         5,226
   Nestle ..............................................   60,000         3,302
                                                                       --------
                                                                         13,270
                                                                       --------
HEALTH CARE (7.9%)
   Abbott Laboratories .................................  104,100         4,437
   Baxter International ................................   85,000         2,259
   C.R. Bard ...........................................   77,800         6,228
   IMS Health ..........................................  153,667         3,616
                                                                       --------
                                                                         16,540
                                                                       --------
INFORMATION SERVICES (5.1%)
   Amdocs* .............................................  237,500         5,097
   First Data ..........................................  156,850         5,599
                                                                      --------
                                                                         10,696
                                                                       --------
INSURANCE (2.5%)
   Phoenix .............................................  260,000         2,860
   UnumProvident .......................................  138,700         2,270
                                                                       --------
                                                                          5,130
                                                                       --------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND

October 31, 2003



                                                                         Market
                                                                          Value
                                                           Shares         (000)
--------------------------------------------------------------------------------
MEDIA (8.3%)
   Gannett .............................................   48,300      $  4,063
   Harte-Hanks .........................................  296,550         5,892
   Liberty Media, Cl A* ................................  386,672         3,902
   Scholastic* .........................................  113,400         3,507
                                                                       --------
                                                                         17,364
                                                                       --------
MEDICAL PRODUCTS & SERVICES (5.8%)
   HCA .................................................  191,400         7,321
   Oxford Health Plans* ................................  119,400         4,836
                                                                       --------
                                                                         12,157
                                                                       --------
PHARMACEUTICALS (4.8%)
   Pfizer ..............................................  314,740         9,946
                                                                       --------
PROFESSIONAL SERVICES (0.7%)
   Gartner, Cl B* ......................................  125,662         1,532
                                                                       --------
RETAIL (7.1%)
   CVS .................................................  179,200         6,304
   Dollar General ......................................  292,693         6,577
   Intertan* ...........................................  177,000         1,862
                                                                       --------
                                                                         14,743
                                                                       --------
TELEPHONES & TELECOMMUNICATIONS (3.2%)
   US Cellular* ........................................   91,800         3,108
   WilTel Communications Group* ........................  206,200         3,656
                                                                       --------
                                                                          6,764
                                                                       --------
UTILITIES (0.3%)
   Florida Public Utilities .............................  40,533           613
                                                                       --------
TOTAL COMMON STOCK
   (Cost $115,967)                                                      148,541
                                                                       --------


FOREIGN STOCK (3.1%)
   Reckitt Benckiser* ..................................  310,800         6,539
                                                                       --------
TOTAL FOREIGN STOCK
   (Cost $2,356)                                                          6,539
                                                                       --------


WARRANTS (0.0%)
   Washington Mutual*(A) ................................  70,900            12
                                                                       --------
TOTAL WARRANTS
   (Cost $0)                                                                 12
                                                                       --------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND

October 31, 2003




                                                            Face         Market
                                                           Amount         Value
                                                           (000)          (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (2.0%)
   Interim Services, CV to 26.8052 Shares per 1,000
     4.500%, 06/01/05 ...................................  $4,088      $  3,950
   Thermo Electron, CV to 23.9006 Shares per 1,000
     3.250%, 11/01/07 ...................................     314           302
                                                                       --------
TOTAL CONVERTIBLE BONDS
   (Cost $3,980)                                                          4,252
                                                                       --------

CORPORATE OBLIGATIONS (7.4%)
   Alcoa
     7.250%, 08/01/05 .....................................   500           545
   Ameritech Capital Funding
     9.100%, 06/01/16 .....................................   700           879
   Aramark Services
     8.150%, 05/01/05 .....................................   135           146
     7.000%, 07/15/06 .....................................   160           175
     7.000%, 05/01/07 .....................................    10            11
     6.375%, 02/15/08 .....................................   190           203
   Archstone-Smith Trust
     7.250%, 08/15/09 .....................................   388           403
   Block Financial
     6.750%, 11/01/04 .....................................   615           645
   ChevronTexaco
     8.110%, 12/01/04 .....................................   384           398
   Colgate-Palmolive, MTN, Ser D
     7.840%, 05/15/07 .....................................   235           274
   Dow Chemical, Ser 92-A2
     8.040%, 07/02/05 .....................................   247           257
   Eastman Kodak
     9.750%, 10/01/04 .....................................   300           316
   Evans Withycombe Residential
     7.500%, 04/15/04 .....................................   273           280
   Ford Motor Credit
     6.875%, 02/01/06 .....................................   800           837
   Geico
     7.500%, 04/15/05 .....................................   200           216
   General Electric Capital
     8.850%, 04/01/05 .....................................   250           274
   General Motors, Ser 91-A2
     8.950%, 07/02/09 .....................................   236           256
   GTE
     6.460%, 04/15/08 .....................................   600           666
   Harleysville Group
     6.750%, 11/15/03 .....................................   900           901
   HRPT Properties Trust
     6.500%, 01/15/13 .....................................   500           529
   Keystone Financial, MTN
     7.300%, 05/15/04 .....................................   750           774

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND

October 31, 2003




                                                             Face        Market
                                                            Amount        Value
                                                             (000)        (000)
--------------------------------------------------------------------------------
   Lubrizol
     5.875%, 12/01/08 ...................................  $  245      $    262
   May Department Stores
     9.750%, 02/15/21 ...................................     363           458
   McCormick, MTN, Ser A
     6.240%, 02/01/06 ...................................     250           270
   Procter & Gamble, ESOT, Ser A
     9.360%, 01/01/21 ...................................     700           937
   Ralcorp Holdings
     8.750%, 09/15/04 ...................................     875           925
   Ryder System, Ser O
     6.500%, 05/15/05 ...................................     250           264
   Simon Property Group
     6.875%, 11/15/06 ...................................     400           447
   Stanley Works
     5.750%, 03/01/04 ..................................      330           335
   Transamerica Financial, MTN, Ser E
     7.140%, 08/15/05 ..................................      565           612
   Union Pacific
     7.600%, 05/01/05 ..................................      250           271
   UST
     7.250%, 06/01/09 ..................................      500           566
   Waddel & Reed Financial
     7.500%, 01/18/06 ..................................      255           279
   Wilmington Trust
     6.625%, 05/01/08 ..................................      755           839
                                                                       --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $14,917)                                                        15,450
                                                                       --------


U.S. GOVERNMENT AGENCY OBLIGATIONS (2.6%)
   Export Funding Trust, Cl A, Ser A
     7.890%, 02/15/05 ..................................       75            78
   Federal Home Loan Mortgage Corporation
     4.750%, 10/11/12 ..................................      500           491
     1.642%, 06/09/08 ..................................      500           499
   Federal National Mortgage Association
     5.500%, 01/01/09 ..................................      136           139
     5.000%, 03/25/18 ..................................      180           175
     4.000%, 03/25/33                                         333           339
   Government National Mortgage Association
     6.000%, 09/20/20 ..................................    1,000         1,033
     5.500%, 07/20/20 ..................................      200           201
     3.600%, 01/20/29 ..................................      289           283
   Government Trust Certificate, Ser 95-A
     8.010%, 03/01/07 ..................................      111           122
   Guaranteed Export Trust, Cl A, Ser A
     6.280%, 06/15/04 ..................................       71            72

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND

October 31, 2003




                                                             Face        Market
                                                            Amount        Value
                                                             (000)        (000)
--------------------------------------------------------------------------------
   Guaranteed Export Trust, Cl A, Ser B
     7.460%, 12/15/05 ..................................   $  109      $    114
   Guaranteed Trade Trust, Cl A, Ser A
     7.020%, 09/01/04 ..................................       25            26
   Housing and Urban Development, Ser 99-A
     5.750%, 08/01/06 ..................................      265           288
   NIH Neuroscience Center, Ser B
     6.680%, 02/15/09 ..................................      633           703
   Private Export Funding, Ser G
     6.670%, 09/15/09 ..................................      225           257
   Small Business Administration, Ser 96-D
     6.150%, 04/01/18 ..................................      229           244
   Small Business Administration, Ser 96-F
     6.500%, 11/01/06 ..................................       83            86
   Small Business Administration, Ser 97-L
     6.550%, 12/01/17 ..................................      286           310
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $5,301) .......................................                  5,460
                                                                       --------

COMMERCIAL MORTGAGE OBLIGATIONS (1.3%)
   Bear Stearns Commercial Mortgage Securities,
     Cl A1, Ser 2001-Top 2
     6.080%, 02/15/35 ..................................      458           493
   Countrywide Home Loans, Cl A2A, Ser 2002-32
     5.000%, 01/25/18 ..................................      322           330
   GSR Mortgage Loan Trust, Cl A1, Ser 2003-6F
     3.000%, 09/25/32 ..................................      476           471
   Morgan Stanley Dean Witter Capital 1,
     Ser 2001-Top-1, Cl A2
     6.320%, 02/15/33 ..................................      442           478
   Secured Finance
     9.050%, 12/15/04 ..................................      446           476
   Wells Fargo Mortgage Backed Securities Trust,
     Cl A9, Ser 2003-8
     4.500%, 08/25/18 ..................................      500           465
                                                                       --------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
   (Cost $2,652) ........................................                 2,713
                                                                       --------


EQUIPMENT TRUST OBLIGATIONS (0.9%)
   Continental Airlines, Ser 98-3
     6.320%, 11/01/08 ....................................    100            99
   Continental Airlines, Ser 02-1
     6.563%, 02/15/12 ....................................    900           966
   Union Tank Car, MTN, Ser A
     6.630%, 10/03/04 ....................................    410           430
   Union Tank Car, Ser 95-A
     6.580%, 01/02/05 ....................................    320           330
                                                                       --------
TOTAL EQUIPMENT TRUST OBLIGATIONS
   (Cost $1,741) ..........................................               1,825
                                                                       --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND

October 31, 2003




                                                             Face        Market
                                                            Amount        Value
                                                             (000)        (000)
--------------------------------------------------------------------------------
OTHER ASSET-BACKED OBLIGATIONS (0.5%)
   Citibank Credit Card Master Trust I,
     Cl A, Ser 2
     6.050%, 01/15/10 ..................................   $  480      $    531
   Union Financial Services, Taxable Student
     Loan, Cl 1998-A, Ser A8
     5.500%, 09/01/05 ..................................      265           272
   Union Financial Services, Taxable Student
     Loan, Cl 1998-A, Ser A9
     5.730%, 12/01/05 ...................................     290           297
                                                                       --------
TOTAL OTHER ASSET-BACKED OBLIGATIONS
   (Cost $1,016) ........................................                 1,100
                                                                       --------


DEPOSIT NOTE (0.1%)
   Hudson United Bank
     3.500%, 05/13/08 ....................................    270           267
                                                                       --------
TOTAL DEPOSIT NOTE
   (Cost $270) ..........................................                   267
                                                                       --------

U.S. TREASURY OBLIGATIONS (10.7%)
     U.S. Treasury Bills (B)
     1.066%, 11/06/03 ....................................     90            90
     1.045%, 11/20/03 ....................................    571           571
     0.985%, 01/22/04 ....................................    227           227
     0.951%, 04/01/04 ....................................  1,013         1,009
     0.944%, 12/04/03 ....................................    171           171
     0.932%, 03/18/04 ....................................  4,477         4,461
     0.914%, 02/19/04 ....................................  7,023         7,003
     0.893%, 02/12/04 ....................................    203           202
     0.888%, 01/08/04 ....................................  1,532         1,529
     0.872%, 12/18/03 ....................................  1,886         1,884
   U.S. Treasury Notes
     5.875%, 11/15/04 ....................................  4,000         4,187
     5.250%, 05/15/04 ....................................  1,000         1,022
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $22,219) ........................................               22,356
                                                                       --------
TOTAL INVESTMENTS (99.7%)
   (Cost $170,419) .......................................              208,515
                                                                       --------


OTHER ASSETS AND LIABILITIES (0.3%)
   Investment Advisory Fees Payable ......................                 (139)
   Administration Fees Payable ...........................                  (26)
   Other Assets & Liabilities, Net .......................                  719
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                          554
                                                                       --------
TOTAL NET ASSETS .........................................             $209,069
                                                                       ========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         FMC SELECT FUND

October 31, 2003



                                                                          Value
                                                                          (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 10,735,216 outstanding shares of beneficial interest .   $164,740
   Undistributed net investment income .............................        165
   Accumulated net realized gain on investments ....................      6,068
   Net unrealized appreciation on investments ......................     38,096
                                                                       --------
TOTAL NET ASSETS (100.0%) ..........................................   $209,069
                                                                       ========
   Net Asset Value, Offering and Redemption Price Per Share ........     $19.48
                                                                       ========
 *  NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND HAS NO STRIKE PRICE OR EXPIRATION DATE.
(B) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE
ESOT -- EMPLOYEE STOCK OWNERSHIP TRUST
MTN -- MEDIUM TERM NOTE
SER -- SERIES
--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                   FMC SELECT FUND

For the Year Ended October 31, 2003



--------------------------------------------------------------------------------
Investment Income:
   Interest Income ......................................................$ 2,594
   Dividend Income (less foreign withholding taxes of $25) ..............  1,626
--------------------------------------------------------------------------------

     Total Investment Income.............................................  4,220
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .............................................  1,436
   Administration Fees ..................................................    269
   Transfer Agent Fees ..................................................     50
   Professional Fees ....................................................     31
   Printing Fees ........................................................     20
   Custodian Fees .......................................................     12
   Registration and Filing Fees .........................................      7
   Trustee Fees .........................................................      6
   Insurance and Other Fees .............................................      9
--------------------------------------------------------------------------------
     Total Expenses......................................................  1,840
--------------------------------------------------------------------------------
       Net Investment Income ............................................  2,380
--------------------------------------------------------------------------------
   Net Realized Gain on Investments and Foreign Currency Transactions....  6,062
   Net Change in Unrealized Appreciation on Investments ................. 20,761
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments .................... 26,823
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations..................$29,203
--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                                                       FMC SELECT FUND

For the Years Ended October 31,




                                                                                          2003         2002
--------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income........................................................        $ 2,380      $ 2,008
   Net Realized Gain on Investments and Foreign Currency Transactions...........          6,062        2,506
   Net Change in Unrealized Appreciation (Depreciation) on Investments..........         20,761       (5,344)
--------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from Operations............         29,203         (830)
--------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income .......................................................         (2,437)      (1,915)
   Net Realized Gain............................................................         (2,504)      (5,794)
--------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions .........................................         (4,941)      (7,709)
--------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued ......................................................................         32,100       46,098
   In Lieu of Dividends and Distributions ......................................            139          245
   Redeemed ....................................................................        (11,830)      (8,354)
--------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Derived from Capital Share Transactions...........         20,409       37,989
--------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets ..............................................         44,671       29,450
--------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .........................................................        164,398      134,948
--------------------------------------------------------------------------------------------------------------
   End of Period ...............................................................       $209,069     $164,398
==============================================================================================================
  Shares Issued and Redeemed:
   Issued ......................................................................          1,828        2,479
   In Lieu of Dividends and Distributions ......................................              8           14
   Redeemed ....................................................................           (677)        (461)
--------------------------------------------------------------------------------------------------------------
     Net Increase in Shares Outstanding from Share Transactions.................          1,159        2,032
==============================================================================================================
              The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                                                                 FMC SELECT FUND

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,




         Net                                                                                Net                 Net
        Asset            Realized and   Total    Dividends  Distributions    Total         Asset               Assets,      Ratio
       Value,       Net   Unrealized    from     from Net       from       Dividends       Value,               End      of Expenses
      Beginning Investment  Gain on   Investment Investment   Realized        and           End      Total   of Period   to Average
      of Period   Income  Securities  Operations   Income      Gains      Distributions  of Period  Return+    (000)     Net Assets
      --------- --------- ----------- ---------- ---------- ------------- -------------  ---------  ------- ----------   ----------
2003   $17.17     $0.23     $2.58       $2.81     $(0.24)      $(0.26)      $(0.50)        $19.48    16.79%  $209,069       1.03%
2002    17.89      0.22      0.04(1)     0.26      (0.22)       (0.76)       (0.98)         17.17     1.21    164,398       1.05
2001    18.69      0.19      1.10        1.29      (0.18)       (1.91)       (2.09)         17.89     7.33    134,948       1.05
2000    19.34      0.15      1.78        1.93      (0.18)       (2.40)       (2.58)         18.69    11.89    108,146       1.06
1999    17.26      0.14      2.88        3.02      (0.11)       (0.83)       (0.94)         19.34    18.18    115,569       1.08

          Ratio       Ratio
          of Net    of Expenses
         Investment  to Average
          Income    Net Assets   Portfolio
        to Average  (Excluding   Turnover
        Net Assets   Waivers)      Rate
        ----------  ------------ ---------

2003       1.33%       1.03%       19.95%
2002       1.25        1.05        19.72
2001       1.08        1.05        12.68
2000       0.85        1.06        24.81
1999       0.73        1.08        26.23

 + Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The amount shown for a share outstanding throughout the period differs from the aggregate net losses on investments for the period because of the sales and repurchase of fund shares in relation to fluctuating market value of the investments of the Fund.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS       FMC SELECT FUND

October 31, 2003



1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the FMC Select Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available, of which there are none at October 31, 2003, are valued at fair value in accordance with procedures approved by the Board of Trustees.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

    FOREIGN CURRENCY TRANSLATION -- Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from in the market prices of the securities. These gains and losses are included in the net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2003



3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER
AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or 0.15% of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.10% of the average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.
Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2003 were as follows
(000):

Purchases
  U.S. Government .....................    $ 2,331
  Other ...............................     40,182
Sales
  U.S. Government .....................      1,559
  Other ...............................     32,344

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly the following permanent differences have been reclassified to/from the following accounts as of October 31, 2003 (000):

         UNDISTRIBUTED            ACCUMULATED
        NET INVESTMENT             REALIZED
            INCOME                   GAIN
        --------------            -----------
             $(5)                     $5

These reclassifications have no effect on net assets or net asset value.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2003


The tax character of dividends and distributions paid during the last two years were as follows (000):

          ORDINARY        LONG-TERM
           INCOME       CAPITAL GAIN         TOTAL
          --------      ------------        -------
2003       $4,439           $ 502           $4,941
2002        2,266           5,443            7,709

As of October 31, 2003, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income .............   $   720
Undistributed Long-Term Capital Gains......     5,513
Unrealized Appreciation....................    38,096
                                              -------
Total Distributable Earnings...............   $44,329
                                              =======
For Federal income tax purposes, the cost of securities owned at October 31, 2003 and the net realized gains or losses on securities sold for the year then ended were not different from the amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2003, were as follows (000):

                                              NET
  FEDERAL    APPRECIATED    DEPRECIATED   UNREALIZED
 TAX COST    SECURITIES     SECURITIES   APPRECIATION
 --------    -----------    -----------  ------------
 $170,419      $43,279        $(5,183)      $38,096

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
FMC Select Fund of
The Advisors' Inner Circle Fund:


We have audited the accompanying statement of net assets of FMC Select Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or period ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FMC Select Fund of The Advisors' Inner Circle Fund as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


KPMG [Signature Omitted]


Philadelphia, Pennsylvania
December 23, 2003

                       This page intentionally left blank.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.

                                                                           NUMBER OF
                                                                          PORTFOLIOS
                           TERM OF                                     IN THE ADVISORS'
  NAME,     POSITION(S)   OFFICE AND                                   INNER CIRCLE FUND
 ADDRESS,   HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
   AGE1     THE TRUST    TIME SERVED2         DURING PAST 5 YEARS           MEMBER         HELD BY BOARD MEMBER3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
JOHN T.       Trustee     Since 1993     Vice Chairman of Ameritrust          45         Trustee of The Arbor Funds,
COONEY                                   Texas N.A., 1989-1992, and                      The MDL Funds, and The
76 yrs. old                              MTrust Corp., 1985-1989.                        Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A.     Trustee     Since 1993     Pennsylvania State University,       45         Member and Treasurer, Board of
PATTERSON                                Senior Vice President, Treasurer                Trustees of Grove City College.
76 yrs. old                              (Emeritus); Financial and Invest-               Trustee of The Arbor Funds,
                                         ment Consultant, Professor of                   The MDL Funds, and The
                                         Transportation since 1984; Vice                 The Expedition Funds.
                                         President-Investments, Treasurer,
                                         Senior Vice President (Emeritus),
                                         1982-1984. Director, Pennsylvania
                                         Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.     Trustee     Since 1993     Private investor from 1987 to        45         Trustee of The Arbor Funds,
PETERS                                   present. Vice President and Chief               The MDL Funds, and The
74 yrs. old                              Financial officer, Western Company              Expedition Funds.
                                         of North America (petroleum ser-
                                         vice company), 1980-1986.
                                         President of Gene Peters and
                                         Associates (import company),
                                         1978-1980. President and Chief
                                         Executive Officer of Jos. Schlitz
                                         Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.      Trustee     Since 1994     Partner, Dechert (law firm),         45         Trustee of The Arbor Funds,
STOREY                                   September 1987-December 1993.                   The MDL Funds, The Expedition
72 yrs. old                                                                              Funds, State Street Research Funds,
                                                                                         Massachusetts Health and Education
                                                                                         Tax-Exempt Trust, SEI Asset Allocation
                                                                                         Trust, SEI Daily Income Trust, SEI Index
                                                                                         Funds, SEI Institutional International
                                                                                         Trust, SEI Institutional Investments
                                                                                         Trust, SEI Institutional Managed Trust,
                                                                                         SEI Liquid Asset Trust and SEI Tax
                                                                                         Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless   otherwise  noted,  the  business  address  of  each  Trustee  is  SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each  trustee  shall hold office  during the  lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships  of companies  required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                                                                            PORTFOLIOS
                             TERM OF                                     IN THE ADVISORS'
    NAME,       POSITION(S) OFFICE AND                                   INNER CIRCLE FUND
   ADDRESS,     HELD WITH   LENGTH OF         PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
     AGE1       THE TRUST  TIME SERVED2         DURING PAST 5 YEARS           MEMBER         HELD BY BOARD MEMBER3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J.         Trustee   Since 1999      Chief Executive Officer, Newfound   45        Trustee, Navigator Securities
SULLIVAN, JR.                               Consultants Inc. since April 1997.            Lending Trust, since 1995.
61 yrs. old                                 General Partner, Teton Partners,              Trustee of The Arbor Funds,
                                            L.P., June 1991-December 1996;                The MDL Funds, The Expedition
                                            Chief Financial Officer, Nobel                Funds, SEI Asset Allocation
                                            Partners, L.P., March 1991-                   Trust, SEI Daily Income
                                            December 1996; Treasurer and                  Trust, SEI Index Funds, SEI
                                            Clerk, Peak Asset Management,                 Institutional International Trust,
                                            Inc., since 1991.                             SEI Institutional Managed Trust,
                                                                                          SEI Liquid Asset Trust and
                                                                                          SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.        Chairman   Since 1991      Currently performs various services 45        Trustee of The Arbor Funds,
NESHER         of the Board                 on behalf of SEI Investments for              Bishop Street Funds, The
57 yrs. old    of Trustees                  which Mr. Nesher is compensated.              Expedition Funds, The MDL
                                            Executive Vice President of SEI               Funds, SEI Asset Allocation
                                            Investments, 1986-1994. Director              Trust, SEI Daily Income Trust,
                                            and Executive Vice President of               SEI Index Funds, SEI Institutional
                                            the Administrator and the                     International Trust, SEI Institutional
                                            Distributor, 1981-1994.                       Investments Trust, SEI Institutional
                                                                                          Managed Trust, SEI Liquid Asset
                                                                                          Trust and SEI Tax Exempt Trust,
                                                                                          SEI Opportunity Master Fund, L.P.,
                                                                                          SEI Opportunity Fund, L.P., SEI Absolute
                                                                                          Return Master Fund, L.P., SEI Absolute
                                                                                          Return Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.        Trustee   Since 1992      Partner, Morgan, Lewis & Bockius    45        Trustee of The Arbor Funds, The
DORAN                                       LLP (law firm), counsel to the                MDL Funds, The Expedition Funds,
1701 Market Street                          Trust, SEI Investments, the                   SEI Asset Allocation Trust, SEI
Philadelphia, PA                            Administrator and the Distributor.            Daily Income Trust, SEI Index
63 yrs. old                                 Director of SEI Investments                   Funds, SEI Institutional Inter-
                                            since 1974; Secretary of                      national Trust, SEI Institutional
                                            SEI Investments since 1978.                   Investments Trust, SEI Institutional
                                                                                          Managed Trust, SEI Liquid Asset
                                                                                          Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless   otherwise  noted,  the  business  address  of  each  Trustee  is  SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each  trustee  shall hold office  during the  lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships  of companies  required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                                                                           PORTFOLIOS
                             TERM OF                                    IN THE ADVISORS'
    NAME,       POSITION(S) OFFICE AND                                  INNER CIRCLE FUND
   ADDRESS,      HELD WITH   LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY         OTHER DIRECTORSHIPS
     AGE1       THE TRUST   TIME SERVED       DURING PAST 5 YEARS            OFFICER             HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
JAMES F.        President   Since 2003   Senior Operations Officer, SEI         N/A                    N/A
VOLK, CPA                                Investments, Fund Accounting and
41 yrs. old                              Administration since 1996. From
                                         1993 until 1996, Mr. Volk served
                                         as Assistant Chief Accountant for
                                         the U.S. Securities and Exchange
                                         Commission. Prior to 1996 he
                                         was an Audit Manager for Coopers
                                         & Lybrand LLP from 1985 until 1993.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER       Controller   Since 2001   Director, SEI Investments, Fund        N/A                    N/A
SPRATLEY,      and Chief                 Accounting and Administration
CPA            Financial                 since November 1999; Audit Manager,
34 yrs. old      Officer                 Ernst & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER         Co-Controller Since 2003   Director, SEI Investments, Fund        N/A                    N/A
GOLDEN             and                   Accounting and Administration
39 yrs. old     Co-Chief                 since June 2001. From March 2000
            Financial Officer            to 2001, Vice President of Funds
                                         Administration for J.P. Morgan
                                         Chase & Co. From 1997 to 2000,
                                         Vice President of Pension and
                                         Mutual Fund Accounting for
                                         Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K.         Vice      Since 2001   Vice President and Assistant           N/A                    N/A
VETTERLEIN     President                 Secretary of SEI Investments Global
41 yrs. old   and Secretary              Funds Services and SEI Investments
                                         Distribution Co. since January 2001;
                                         Shareholder/Partner, Buchanan
                                         Ingersoll Professional Corporation
                                         from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
LYDIA A.     Vice President Since 1998  Vice President and Assistant            N/A                    N/A
GAVALIS      and Assistant              Secretary of SEI Investments, SEI
39 yrs. old   Secretary                 Investments Global Funds Services
                                        and SEI Investments  Distribution
                                        Co. since 1998; Assistant General
                                        Counsel and Director of Arbitration,
                                        Philadelphia Stock Exchange from
                                        1989-1998.
------------------------------------------------------------------------------------------------------------------------------------

1 The business  address of each officer is SEI  Investments  Company,  1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                                                                           PORTFOLIOS
                              TERM OF                                   IN THE ADVISORS'
    NAME,       POSITION(S)  OFFICE AND                                 INNER CIRCLE FUND
   ADDRESS,      HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)        OVERSEEN BY         OTHER DIRECTORSHIPS
     AGE1       THE TRUST    TIME SERVED      DURING PAST 5 YEARS            OFFICER             HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
TIMOTHY D.     Assistant     Since 2000  Vice President and Assistant           N/A                   N/A
BARTO        Vice President              Secretary of SEI Investments
35 yrs. old   and Assistant              Global Funds Services and SEI
                Secretary                Investments Distribution Co. since
                                         1999; Associate, Dechert (law firm)
                                         from 1997-1999; Associate, Richter,
                                         Miller & Finn (law firm) from
                                         1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.     Assistant     Since 2000  Vice President and Assistant           N/A                   N/A
ZITELLI      Vice President              Secretary of SEI Investments
35 yrs. old   and Secretary              Global Funds Services and SEI
                                         Investments Distribution Co. since
                                         2000; Vice President, Merrill Lynch
                                         & Co. Asset Management Group
                                         from 1998 - 2000; Associate at
                                         Pepper Hamilton LLP from
                                         1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.     Vice        Since 2000  Vice President and Assistant           N/A                   N/A
MCCULLOUGH      President                Secretary of SEI Investments
43 yrs. old   and Assistant              Global Funds Services and SEI
                Secretary                Investments Distribution Co. since
                                         1999; Associate at White and
                                         Williams LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C.          Vice        Since 2001  Vice President and Assistant           N/A                   N/A
MUNCH           President                Secretary of SEI Investments
32 yrs. old   and Assistant              Global Funds Services and SEI
               Secretary                 Investments Distribution Co. since
                                         2001; Associate at Howard Rice
                                         Nemorvoski Canady Falk & Rabkin
                                         from 1998-2001; Associate at
                                         Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN             Vice        Since 2002  Middle Office Compliance Officer       N/A                   N/A
MUNERA          President                at SEI Investments since 2000;
40 yrs. old   and Assistant              Supervising Examiner at Federal
                Secretary                Reserve Bank of Philadelphia from
                                         1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI             Vice        Since 2003  Employed by SEI Investments            N/A                   N/A
DAGGETT         President                Company since 2003. Associate
42 yrs. old   and Assistant              at Drinker, Biddle & Reath LLP
                Secretary                from 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

1 The business  address of each officer is SEI  Investments  Company,  1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                                 FMC SELECT FUND
                                   (UNAUDITED)



For shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Fund is designating the following items with regard to distributions paid during the year.

                                                             DIVIDENDS
                                                           QUALIFYING FOR
   LONG-TERM     LONG-TERM                                   CORPORATE
  (20%-RATE)    (15%-RATE)      ORDINARY                     DIVIDENDS    QUALIFYING    FOREIGN
 CAPITAL GAIN  CAPITAL GAIN      INCOME          TOTAL       RECEIVABLE    DIVIDEND       TAX
 DISTRIBUTION  DISTRIBUTION   DISTRIBUTIONS  DISTRIBUTIONS   DEDUCTION    INCOME (1)   CREDIT (2)
 ------------  ------------   -------------  -------------   ----------   ----------   ----------
    10.15%        0.00%          89.85%        100.00%         39.83%       22.03%       0.00%


(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(2) Foreign tax credit pass thru  represents the amount eligible for the foreign
    tax  credit  and  is  reflected  as  a   percentage   of  "Ordinary   Income
    Distributions."

The information reported herein may differ from the information anddistributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                                      NOTES

                                      NOTES

                                      NOTES

--------------------------------------------------------------------------------

                                 FMC SELECT FUND
                                P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103



         This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.


FMC AR-002-0300

--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8. (RESERVED)

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.